Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Preferred shares	Ordinary shares	Additional paid-in capital	Retain earnings	Statutory reserve	Accumulated other comprehensive loss	Total shareholders' equity	Non-controlling interests	Total
Balance at Dec. 31, 2018		$ 4	$ 574	$ 23,840	$ 418	$ (608)	$ 24,228	$ 401	$ 24,629
Balance, shares at Dec. 31, 2018		41,204,025
Capital contribution from a shareholder			2,973				2,973		2,973
Accretion of mezzanine equity				(603)			(603)		(603)
Conversion of mezzanine equity			9,828				9,828		9,828
Appropriation to statutory reserve				(13)	13
Net income				26,323			26,323	80	26,403
Foreign currency translation adjustment						(968)	(968)	(6)	(974)
Balance at Dec. 31, 2019		$ 4	13,375	49,547	431	(1,576)	61,781	475	62,256
Balance, shares at Dec. 31, 2019		41,204,025
Reverse recapitalization		$ 1	(1,877)				(1,876)		(1,876)
Reverse recapitalization, shares		6,059,511
Shares-based compensation granted to nonemployees			1,779				1,779		1,779
Shares-based compensation granted to nonemployees, shares		1,357,500
Issuance of shares for the conversion of rights
Issuance of shares for the conversion of rights, shares		2,504,330
Shares on earn out		$ 1	(1)
Shares on earn out, shares		5,000,000
Shares-based compensation granted to employees			5,381				5,381		5,381
Shares-based compensation granted to employees, shares		1,567,000
Issuance of shares through private placement			2,000				2,000		2,000
Issuance of shares through private placement, shares		193,986
Appropriation to statutory reserve				(217)	217
Net income				29,276			29,276	(31)	29,245
Foreign currency translation adjustment						6,468	6,468	27	6,495
Balance at Dec. 31, 2020		$ 6	$ 20,657	$ 78,606	$ 648	$ 4,892	$ 104,809	$ 471	$ 105,280
Balance, shares at Dec. 31, 2020		57,886,352